Goodwill (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Goodwill and Intangible Assets
Schedule of changes in the balance of goodwill

The changes in the balance of goodwill during the six months ended September 30, 2014 were as follows (in thousands):

Beginning of period	$1,107,006
Revisions to acquisition accounting (Note 4)	(21,614)
Acquisitions (Note 4)	86,895
Disposal	(1,797)
End of period	$1,170,490

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Beginning of period, as retrospectively adjusted (Note 2)	$555,220	$167,245	$8,568
Acquisitions	551,786	387,975	158,677
End of period, as retrospectively adjusted (Note 2)	$1,107,006	$555,220	$167,245

Schedule of goodwill by reportable segment, including changes to goodwill

	September 30,	March 31,
	2014	2014
	(in thousands)
Crude oil logistics	$579,845	$606,383
Water solutions	320,106	262,203
Liquids	91,135	90,135
Retail propane	114,285	114,285
Refined products and renewables	65,119	34,000
Total	$1,170,490	$1,107,006

	March 31,
	2014	2013
	(in thousands)
Crude oil logistics	$606,383	$246,345
Water solutions	262,203	109,470
Liquids	90,135	87,136
Retail propane	114,285	112,269
Refined products	22,000	—
Renewables	12,000	—
	$1,107,006	$555,220